Sprott Gold Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS – 86.2%		Shares	Value
Gold Related Securities – 72.1%(a)
Australia – 11.4%
Emerald Resources NL (b)		9,090,200	$30,195,204
Evolution Mining, Ltd.		3,729,021	26,722,931
Genesis Minerals, Ltd. (b)		6,459,700	25,176,100
Ora Banda Mining, Ltd. (b)		22,111,174	17,264,524
Ramelius Resources, Ltd.		18,105,542	46,484,062
West African Resources Ltd. (b)(c) (Originally Acquired 07/22/25, Cost $13,523,073)		8,316,300	16,728,791
Westgold Resources, Ltd.		9,021,200	26,742,570
			189,314,182
Canada - 54.5%
Agnico Eagle Mines, Ltd.		488,850	82,335,590
Alamos Gold, Inc. - Class A (d)		1,161,800	40,500,348
Barrick Mining Corp.		457,000	15,010,038
Carcetti Capital Corp. (b)(c) (Originally Acquired 09/17/25, Cost $10,062,802)		6,930,000	9,959,043
Discovery Silver Corp. (b)		6,012,700	22,293,261
DPM Metals, Inc.		2,003,600	44,414,069
Eldorado Gold Corp. (b)		1,763,300	50,941,737
Equinox Gold Corp. (b)		4,286,645	48,019,541
G Mining Ventures Corp. (b)		3,248,000	64,530,574
I-80 Gold Corp. (b)(d)(e)		39,946,637	38,175,632
IAMGOLD Corp. (b)		4,941,600	63,894,888
International Tower Hill Mines, Ltd. (b)(e)(f)		19,627,315	32,155,118
Jaguar Mining, Inc. (b)(d)		1,487,758	6,082,736
Kinross Gold Corp. (d)		1,548,200	38,472,770
Lundin Gold, Inc.		372,100	24,108,829
Minera Alamos, Inc. (b)		25,352,113	7,696,535
New Gold, Inc. (b)		2,406,600	17,279,388
OceanaGold Corp.		3,221,500	68,772,555
OR Royalties, Inc.		1,520,024	60,923,287
Osisko Development Corp. (b)		2,580,000	8,746,200
Pan American Silver Corp. (d)		429,945	16,651,770
Southern Cross Gold Consolidated, Ltd. (b)		1,372,549	7,320,213
Torex Gold Resources, Inc. (b)		1,189,000	49,415,650
Wesdome Gold Mines, Ltd. (b)		2,839,500	44,233,930
Wheaton Precious Metals Corp.		406,800	45,496,512
			907,430,214
United Kingdom - 2.4%
Anglogold Ashanti PLC (d)		579,600	40,763,268
			$–
United States - 3.8%
Electrum, Ltd. (b)(c) (Originally Acquired 12/21/07, Cost $13,065,361)		2,127,287	-
Perpetua Resources Corp. (b)(d)		1,836,150	37,145,315
SSR Mining, Inc. (b)(d)		1,065,700	26,024,394
			63,169,709
Total Gold Related Securities			1,200,677,373

Other Precious Metals Related Securities - 13.7%
Canada - 4.5%
Aya Gold & Silver, Inc. (b)		1,414,100	16,359,136
Endeavour Silver Corp. (b)(d)		1,077,200	8,445,248
GoGold Resources, Inc. (b)		8,563,000	16,612,848
Vizsla Royalties Corp. (b)(f)		286,457	802,747
Vizsla Silver Corp. (b)(f)		7,563,950	32,664,611
			74,884,590
COMMON STOCKS – (Continued) Peru - 1.0%
Cia de Minas Buenaventura SAA - ADR		691,500	16,824,195
			$–
South Africa - 1.1%
Valterra Platinum Ltd.		252,800	18,019,501
			$–
United States - 7.1%
Coeur Mining, Inc. (b)		5,778,764	108,409,612
Sunshine Silver Mining and Refining (b)(c) (Originally Acquired 03/15/11,Cost $4,525,333)		243,691	9,747,640
			118,157,252
Total Other Precious Metals Related Securities			227,885,538

Other Securities - 0.4%
United States - 0.4%
Blue Spark Energy Systems, Inc. (b)(c) (Originally Acquired 05/31/24, Cost $745)		74,532	745
Gold Bullion International LLC (c)(e) (Originally Acquired 05/12/10, Cost $5,000,000)		5,000,000	7,150,000
I-Pulse, Inc. (b)(c) (Originally Acquired 10/09/07, Cost $125,352)		74,532	186,330
Total Other Securities			7,337,075
TOTAL COMMON STOCKS (Cost $727,523,585)			1,435,899,986

GOLD BULLION - 11.4%		Shares	Value
United States - 11.4%
Gold Bullion (b)		49,183	189,794,149
TOTAL GOLD BULLION (Cost $19,766,049)			189,794,149

PRIVATE FUND - 1.6%		Shares	Value
Tocqueville Bullion Reserve LP(b)(e)		7,619	26,715,669
TOTAL PRIVATE FUND (Cost $13,795,735)			26,715,669

WARRANTS - 0.4%		Contracts	Value
Gold Related Securities - 0.4%
Canada — 0.3%
I-80 Gold Corp., Expires 11/16/2027, Exercise Price $0.70 (b)(e)		11,300,000	4,972,000
Osisko Development Corp., Expires 03/02/2027, Exercise Price $14.75 (b)		499,999	69,160
United States — 0.1%
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00 (b)(f)		100,000	159,920
Osisko Development Corp., Expires 12/16/2025, Exercise Price $2.56 (b)		1,290,000	1,512,138
Total Gold Related Securities			6,713,218
TOTAL WARRANTS (Cost $860,154)			6,713,218

CONVERTIBLE BONDS - 0.3%		Par	Value
Gold Related Securities - 0.3%
Canada - 0.3%
I-80 Gold Corp., 8.00%, 02/22/2027 (c)(e)(f) (Acquired 2/17/2023, Cost $5,548,692)		5,548,692	5,375,710
TOTAL CONVERTIBLE BONDS (Cost $5,548,692)			5,375,710

SHORT-TERM INVESTMENTS – 6.2%
Investments Purchased with Proceeds from Securities Lending - 4.7%		Units	Value
United States - 4.70%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(g)		78,810,889	78,810,889

Money Market Funds - 1.5%		Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.99%(g)		24,004,418	24,004,418
TOTAL SHORT-TERM INVESTMENTS (Cost $102,815,307)			102,815,307

TOTAL INVESTMENTS - 106.1% (Cost $870,309,522)			1,767,314,039
Liabilities in Excess of Other Assets - (6.1)%			(101,885,082)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,665,428,957
two			–%

Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $49,148,259 or 3.0% of net assets as of September 30, 2025.

(d)
All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $77,073,192 which represented 4.6% of net assets. The loaned securities were secured with cash collateral of $78,810,889. Shares of the
Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan.
The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	Denotes a security that is either fully or partially restricted for sale. The total market value of these securities was $45,594,748 which represented 2.7% of net assets as of September 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The following issuers are Portfolio affiliates of the Fund; that is, the Fund controlled the company or held 5% or more of the outstanding voting securities during the period from January 1, 2025 through September 30, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	January 1, 2025		Additions		Reductions		$ Interest	$ Dividend	$ Realized	$ Change in Gross Unrealized	September 30, 2025
Issuer Name	Share/Principal Balance	$ Value	Share/Principal Balance	$ Value	Share/Principal Balance	$ Sale Proceeds	Income	Income	Gain/(Loss)	Appreciation/ (Depreciation)	$ Value	Share/Principal Balance

Sprott Gold Equity Fund

Common Stocks - Gold Related Securities
Falco Resources Ltd. (a)(e)	16,722,300	3,431,826	-	-	(16,722,300)	(2,213,211)	-	-	(7,476,919)	6,258,304	-	-
International Tower Hill Mines Ltd. (a)	3,582,120	1,631,297	-	-	(3,582,120)	(2,331,088)	-	-	(10,355,429)	11,055,220	-	-
International Tower Hill Mines Ltd. (a)(b)	19,627,315	9,011,811	-	-	-	-	-	-	-	23,143,307	32,155,118	19,627,315
Jaguar Mining, Inc. (a)(d)(e)	5,626,358	8,924,203	-	-	(4,138,600)	(10,499,505)	-	-	7,874,275	(216,237)	6,082,736	1,487,758
Common Stocks - Other Securities					-	-		-	-	-	-	-
Gold Bullion International	5,000,000	7,150,000	-		-	-	-	721,566	-	-	7,150,000	5,000,000
Private Funds					-	-		-		-	-	-
Tocqueville Bullion Reserve LP - Class G (a)(c)	7,619	18,376,692	-	-	-	-	-	-	-	8,338,977	26,715,669	7,619
Warrants - Gold Related Securities					-	-				-	-	-
Falco Resources Ltd. (a)(e)	3,750,000	2,870	-	-	(3,750,000)	-	-	-	-	(2,870)	-	-
I-80 Gold Corp. (a)	-	-	11,300,000	860,154						4,111,846	4,972,000	11,300,000
		$48,528,699		$860,154		$(15,043,804)	$-	$721,566	$(9,958,073)	$52,688,547	$77,075,523
Securities that Became Affiliated During the Period
Common Stocks - Gold Related Securities
I-80 Gold Corp. (a)(d)	16,340,264	7,843,600	28,029,325	14,310,751	(4,422,952)	(3,653,929)	-	-	(1,050,237)	20,725,447	38,175,632	39,946,637
Convertible Bonds											-	-
I-80 Gold Corp. (b)	5,225,240	4,958,029	323,452	323,452	-		327,287	-	-	94,229	5,375,710	5,548,692
		$12,801,629		$14,634,203		$(3,653,929)	$327,287	$-	$(1,050,237)	$20,819,676	$43,551,342
		$61,330,328		$15,494,357		$(18,697,733)	$327,287	$721,566	$(11,008,310)	$73,508,223	$120,626,865
Securities that became affiliated during the period										$(23,214,556)
Securities no longer affiliated at September 30,2025										$(5,139,009)	$6,082,736
Securities affiliated at September 30, 2025										$24,334,982	$114,544,129

* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Non-income producing security
(b) Denotes a security that is either fully or partially restricted for sale.
(c) Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway, Senior Portfolio Manager, is an independent Director of the TBR Cayman entities and is a TBR limited partner.

(d) All or a portion of this security is on loan as of September 30, 2025.
(e) Security is no longer an affiliated company at September 30, 2025.